Financial Assets At Amortized Cost (Table)	12 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information About Financial assets at amortized costs [Abstract]
Disclosure of financial assets at amortized cost

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Unlisted securities
Debt Investments	9,890,158	7,641,846

Interest receivable	120,801	93,988

	10,010,959	7,735,834
Less: Provision for impairment losses	(1,387,947)	(1,171,865)

	8,623,012	6,563,969

Disclosure of carrying amount of financial assets at amortized cost
(b)	The following table sets forth the movement of gross carrying amount of financial assets at amortized cost for the year ended December 31, 2018:

	Year ended December 31, 2018
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	POCI	Total
Restated balance as of January 1, 2018	7,598,170	7,694	254,765	59,450	7,920,079
New originated or purchased	9,470,670	—	—	108,556	9,579,226
Transfer	(561,101)	535,000	26,101	—	—
— From stage 1 to stage 2	(535,000)	535,000	—	—	—
— From stage 1 to stage 3	(26,101)	—	26,101	—	—
De-recognized in the current period (including repayment)	(13,928,824)	(7,694)	(2,844)	(75,016)	(14,014,378)

As of December 31, 2018	2,578,915	535,000	278,022	92,990	3,484,927

(d)	The following table sets forth the movement of gross carrying amount of financial assets at amortized cost for the year ended December 31, 2019:

	Year ended December 31, 2019
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	POCI	Total
As of January 1, 2019	2,578,915	535,000	278,022	92,990	3,484,927
New originated or purchased	15,379,522	—	—	99,493	15,479,015
Transfer	(2,403,628)	—	2,403,628	—	—
— From stage 1 to stage 3	(2,403,628)	—	2,403,628	—	—
De-recognized in the current period (including repayment)	(8,331,614)	(535,000)	(26,518)	(59,851)	(8,952,983)

As of December 31, 2019	7,223,195	—	2,655,132	132,632	10,010,959

(f)	The following table sets forth the movement of gross carrying amount of financial assets at amortized cost for the year ended December 31, 2020:

	Year ended December 31, 2020
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	POCI	Total
As of January 1, 2020	7,223,195	—	2,655,132	132,632	10,010,959
New originated or purchased	8,590,588	—	—	59,084	8,649,672
Write-offs	—	—	(221,754)	(12,521)	(234,275)
De-recognized in the current period (including repayment)	(10,300,916)	—	(318,143)	(71,463)	(10,690,522)

As of December 31, 2020	5,512,867	—	2,115,235	107,732	7,735,834

Disclosure of movement of ECL allowance of financial assets at amortized cost
(c)	The following table sets forth the movement of ECL allowance for the year ended December 31, 2018:

	Year ended December 31, 2018
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	POCI	Total
Restated balance as of January 1, 2018	4,684	210	196,871	1,704	203,469
New originated or purchased	33,200	—	—	2,140	35,340
Transfer	(1,966)	111,437	26,101	—	135,572
— From stage 1 to stage 2	(1,875)	1,875	—	—	—
— From stage 1 to stage 3	(91)	—	91	—	—
Net impact on expected credit loss by stage transfer	—	109,562	26,010	—	135,572
De-recognized in the current period (including repayment)	(29,044)	(210)	(564)	(2,300)	(32,118)
Changes in parameters of the model of expected credit loss	9,618	—	26,672	(1,473)	34,817

As of December 31, 2018	16,492	111,437	249,080	71	377,080

(e)	The following table sets forth the movement of ECL allowance for the year ended December 31, 2019:

	Year ended December 31, 2019
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	POCI	Total
As of January 1, 2019,	16,492	111,437	249,080	71	377,080
New originated or purchased	64,072	—	—	(661)	63,411
Transfer	(10,014)	—	1,072,170	—	1,062,156
— From stage 1 to stage 3	(10,014)	—	—	—	—
Net impact on expected credit loss by stage transfer	—	—	1,062,156	—	1,062,156
De-recognized in the current period (including repayment)	(50,718)	(111,437)	(2,758)	(1,932)	(166,845)
Changes in parameters of the model of expected credit loss	(5,835)	—	2,641	55,339	52,145

As of December 31, 2019	13,997	—	1,321,133	52,817	1,387,947

(g)	The following table sets forth the movement of ECL allowance for the year ended December 31, 2020:

	Year ended December 31, 2020
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	POCI	Total
As of January 1, 2020,	13,997	—	1,321,133	52,817	1,387,947
New originated or purchased	8,593	—	—	—	8,593
Write-offs	—	—	(221,754)	(12,521)	(234,275)
De-recognized in the current period (including repayment)	(4,160)	—	(15,444)	(117)	(19,721)
Changes in parameters of the model of expected credit loss	(13,270)	—	56,413	(13,822)	29,321

As of December 31, 2020	5,160	—	1,140,348	26,357	1,171,865